Employee benefits - Additional information (Details) - employee	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Number of employees	153.7	183.6	146.8
Belgium
Employee benefits
Number of employees	51	66
Israel
Employee benefits
Number of employees	6.6	45.2
Australia
Employee benefits
Number of employees	2	3
USA
Employee benefits
Number of employees	78	53
Germany
Employee benefits
Number of employees	16.1	15.4
UK
Employee benefits
Number of employees	0	1